RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	186,203,770	188,313,361	$ 231,573,437	$ 206,447,165
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	155,464,105	152,614,031
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	30,739,665	35,699,330
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	102,145,802	105,248,652
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,440,424	110,742,842
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	101,753,217	99,282,353
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,047,817	104,775,099	122,027,804	110,986,938
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	83,083,022	77,500,547
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	23,964,795	27,274,552
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	392,585	5,966,299
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	392,607	5,967,743	3,218,433	4,693,678
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	159,757	5,595,142
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	232,850	372,601
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	55,692,165	56,107,532
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	59,999,611	59,419,444	76,889,145	65,835,457
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	56,580,248	55,306,497
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	3,419,363	4,112,947
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	18,106,219	17,530,914
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,486,206	17,883,355	29,120,316	24,558,771
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	15,363,549	13,944,125
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	3,122,657	3,939,230
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	223,869	228,749
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	277,529	267,720	$ 317,739	$ 372,321
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 277,529	$ 267,720